Accounts receivable, net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable, net
Accounts receivable	$ 7,249	$ 8,094
Sold to customers	$ 3,900,000
Concentration Risk, Percentage	24.30%